UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

MUTUAL FUNDS

John Hancock

Tax-Free Bond Fund

Annual Report

5.31.11

A look at performance

Total returns for the period ended May 31, 2011

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11

Class A	–2.79	2.87	3.68	–2.79	15.22	43.52	3.26

Class B	–3.83	2.71	3.54	–3.83	14.33	41.56	2.67

Class C	0.06	3.06	3.38	0.06	16.25	39.38	2.67

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	0.96	1.71	1.71

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Tax-Free Bond Fund | Annual report

	Class B	Class C

Start date	5-31-01	5-31-01

NAV	$14,156	$13,938

POP	$14,156	$13,938

Index	$16,324	$16,324

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | Tax-Free Bond Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management
(formerly MFC Global Investment Management (U.S.), LLC)1

The 12-month period ended May 31, 2011 was a volatile one for the municipal bond market, but municipal bonds nonetheless posted positive results. Most of the volatility occurred in late 2010 and early 2011 amid a supply and demand imbalance. Supply surged as municipalities rushed to issue bonds under the expiring Build America Bonds program, while demand evaporated as investors expressed renewed concerns about municipal credit quality in the face of persistent budget deficits and expected reductions in federal funding for states and municipalities. State and local governments employed a variety of strategies over the past year to solve their budgetary problems and the results were mixed. Nonetheless, municipal credit quality remained resilient, in part because state tax revenues exceeded expectations as the economic environment improved over the last nine months.

For the year ended May 31, 2011, John Hancock Tax-Free Bond Fund’s Class A shares posted a total return of 1.79% at net asset value. By comparison, Morningstar, Inc.’s muni national long fund category produced an average return of 2.01%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 3.18%. The benchmark index represents a broad measure of the municipal bond market, so individual open-end municipal bond funds will not always reflect all the movement in the broader index and therefore their performance will not always align with the benchmark.

The Fund’s modest gain trailed the return of its benchmark and Morningstar peer group average. The Fund tends to focus its investments on essential purpose revenue bonds (typically water, sewer and utilities projects), which have fairly stable revenue streams. This emphasis added value during the municipal market downturn in late 2010 and early 2011, as the Fund was less volatile than many of its peers. However, the Fund’s limited volatility hindered performance when the market rallied in the first and last few months of the period. In addition, the increased demand from crossover buyers was focused on municipal securities that financed recognizable public projects, and one of the sectors attracting the most demand was higher education. Bonds financing projects at well-known colleges and universities were popular with crossover buyers, but the Fund had limited exposure to these higher education bonds, which detracted from relative performance results.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value on	Expenses paid during
	on 12-1-10	5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,014.20	$4.82

Class B	1,000.00	1,010.40	8.57

Class C	1,000.00	1,011.40	8.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 12-1-10	5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,020.10	$4.83

Class B	1,000.00	1,016.40	8.60

Class C	1,000.00	1,016.40	8.60

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.96%, 1.71% and 1.71% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (23.7% of Net Assets on 5-31-11)[1]

Foothill Eastern Transportation Corridor Agency, Zero, 1-1-19	5.5%

Madera County Certificates of Participation, 6.500%, 3-15-15	2.6%

Massachusetts Water Resources Authority, 5.000%, 8-1-40	2.5%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.2%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17	2.0%

San Bernardino County, 5.500%, 8-1-17	1.9%

South Carolina State Public Service Authority, 5.000%, 1-1-40	1.8%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39	1.8%

Port Authority of New York & New Jersey, 6.750%, 10-1-19	1.8%

JEA Electric System Revenue, 5.000%, 10-1-38	1.6%

Sector Composition[2,3]

General Obligation Bonds	6%	Development	6%

Revenue Bonds		Airport	5%

Transportation	20%	Education	5%

Utilities	16%	Pollution	4%

Health Care	7%	Facilities	1%

Water & Sewer	7%	Other Revenue	15%

Tobacco	6%	Short-Term Investments & Other	2%

Quality Composition[2,4]

AAA	16%

AA	30%

A	30%

BBB	10%

BB	4%

B	1%

Not Rated	7%

Short-Term Investments & Other	2%

1 As a percentage of net assets on 5-31-11. Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 5-31-11.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | Tax-Free Bond Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 98.06%				$444,545,105

(Cost $417,479,212)

Alabama 0.46%				2,066,956

Birmingham Special Care Facilities
Financing Authority Childrens Hospital	6.125	06-01-34	$2,000,000	2,066,956

Arizona 0.46%				2,066,242

Arizona Health Facilities Authority
Phoenix Memorial Hospital (H)	8.200	06-01-21	2,150,000	22

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,107,380

Phoenix Civic Improvement Corp. District,
Series B (Zero Coupon steps up to 5.500%
on 7-1-13) (D)	Zero	07-01-28	1,000,000	958,840

California 16.49%				74,752,516

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01-15-25	5,000,000	1,858,150

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A	Zero	01-01-19	30,000,000	24,997,800

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	2,812,125

Madera County Certificates of Participation (D)	6.500	03-15-15	10,870,000	11,661,553

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	8,195,000	8,538,125

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,611,225

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	24,187

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01-01-14	5,000,000	4,862,800

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01-01-17	4,900,000	4,428,571

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity	Zero	01-01-20	2,000,000	1,580,700

San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	10,000,000	9,205,900

Santa Ana Financing Authority
Police Administration & Holdings Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,171,380

12	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Colorado 3.67%				$16,628,835

Colorado Springs Utilities Revenue, Series C	5.250	11-15-42	$2,825,000	2,930,712

Denver, Colorado City & County Airport
Revenue, Series A	5.250	11-15-36	5,000,000	5,078,300

Northwest Parkway Public Highway Authority
Highway Revenue Tolls, Prerefunded to
6-15-11, Series D	7.125	06-15-41	2,865,000	2,928,918

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	3,691,065

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	1,999,840

Connecticut 0.68%				3,104,580

Connecticut State Health & Educational
Facility Authority Yale University, Series Z3	5.050	07-01-42	3,000,000	3,104,580

District of Columbia 3.27%				14,837,082

District of Columbia	6.500	05-15-33	5,000,000	4,913,800

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-33	6,565,000	1,523,080

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-35	6,470,000	1,268,314

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls (D)	Zero	10-01-36	7,250,000	1,312,975

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series A	5.250	10-01-44	4,500,000	4,499,640

Metropolitan Washington DC Airports
Authority, Highway Revenue Tolls, Series C
(Zero Coupon steps up to 6.500%
on 10-1-16) (D)	Zero	10-01-41	1,750,000	1,319,273

Florida 5.50%				24,946,030

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,000,000	922,300

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,263,750

Capital Projects Finance Authority
College & University Revenue, Series G	9.125	10-01-11	690,000	602,708

Capital Trust Agency Seminole Tribe Convention,
Prerefunded to 10-1-12, Series A (S)	8.950	10-01-33	3,000,000	3,395,220

Crossings at Fleming Island Community
Development District, Recreation Facilities
Improvements, Series C	7.100	05-01-30	1,000,000	977,570

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	601,340

JEA Electric System Revenue, Series Three — D-2	5.000	10-01-38	7,000,000	7,079,240

Miami-Dade County Aviation Revenue
Miami International Airport, Series A	5.500	10-01-36	2,700,000	2,705,130

Orange County School Board
School Improvements, Series A (D)	Zero	08-01-13	5,000,000	4,830,800

Orlando Utilities Commission, Electric, Power &
Light Revenues, Escrowed to Maturity, Series D	6.750	10-01-17	2,200,000	2,567,972

See notes to financial statements	Annual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Georgia 2.53%				$11,486,531

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	$1,000,000	951,200

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	145,000	168,378

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	150,000	169,034

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	69,061

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	955,000	1,080,382

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,765,000	5,398,316

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,619,040

Monroe County Development Authority
Oglethorpe Power Corp., Series A	6.800	01-01-12	1,000,000	1,031,120

Illinois 4.01%				18,160,531

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	3,751,543

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,017,730

City of Chicago Il, Series A	5.750	01-01-39	3,200,000	3,261,184

Illinois Development Finance Authority
Edison Project (D)	5.850	01-15-14	3,000,000	3,260,790

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,616,385

Lake County Community Consolidated School
District No: 24 (D)	Zero	01-01-22	2,440,000	1,367,010

Round Lake Lakewood Grove Special Service
Area No: 1, Prerefunded to 3-1-13	6.700	03-01-33	979,000	1,087,600

Will County Community Unit School District
No: 365 (D)	Zero	11-01-21	1,130,000	798,289

Indiana 0.70%				3,172,110

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,172,110

Kentucky 1.41%				6,414,572

Kentucky Economic Development
Finance Authority, Louisville Arena,
Series A-1 (D)	6.000	12-01-33	1,000,000	1,038,130

Kentucky Economic Development
Finance Authority, Norton Healthcare,
Prerefunded to 10-1-13, Series C (D)	6.100	10-01-21	1,770,000	2,010,879

Kentucky Economic Development
Finance Authority
Norton Healthcare, Series C (D)	6.100	10-01-21	3,230,000	3,365,563

14	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Louisiana 0.91%				$4,106,540

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	$2,500,000	2,569,850

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects, Series A	6.500	11-01-35	1,500,000	1,536,690

Massachusetts 8.70%				39,426,316

Commonwealth of Massachusetts, Series C (D)	5.500	12-01-24	8,000,000	9,768,720

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2	Zero	07-01-26	13,595,000	6,764,736

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	2,500,000	2,629,750

Massachusetts Health & Educational
Facilities Authority, Civic Investments,
Prerefunded to 12-15-12, Series B	9.200	12-15-31	3,500,000	4,023,565

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series C	5.750	07-01-32	85,000	85,740

Massachusetts State Department of
Transportation, Highway Revenue Tolls	5.000	01-01-37	5,000,000	4,935,800

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	75,000	75,362

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	10,775,000	11,142,643

Michigan 0.25%				1,141,590

Detroit Water Supply System Revenue
Water Revenue, Second Lien, Series B (D)	7.000	07-01-36	1,000,000	1,141,590

Missouri 0.66%				3,008,386

Fenton Tax Increment Revenue Public
Improvements, Prerefunded to 10-1-11	7.000	10-01-21	955,000	984,806

Missouri State Health & Educational
Facilities Authority, Children’s Mercy Hospital	5.625	05-15-39	2,000,000	2,023,580

Nebraska 2.28%				10,323,645

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	4,884,417

Nebraska Public Power District (D)	5.000	01-01-41	4,000,000	4,048,800

Omaha Public Power District Electric, Power &
Light Revenues, Escrowed to Maturity, Series B	6.200	02-01-17	1,200,000	1,390,428

New Hampshire 0.28%				1,268,425

New Hampshire Health & Education
Facilities Authority, Exeter Project	6.000	10-01-24	1,250,000	1,268,425

New Jersey 4.02%				18,226,105

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	5,250,000	5,286,225

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,454,000

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.750	06-01-39	5,000,000	5,617,150

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,420,000	2,868,730

See notes to financial statements	Annual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
New York 14.86%				$67,366,501

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.000	07-15-30	$2,500,000	2,471,800

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	1,000,000	1,002,880

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,148,940

New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,008,040

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-24	1,500,000	1,537,710

New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	5,000,000	5,223,100

New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,180,480

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	3,906,557

New York City Transitional Finance Authority
Income Tax Revenue, Series A (Zero Coupon
steps up to 14.000% on 11-1-11)	Zero	11-01-29	5,000,000	4,971,200

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,094,830

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,143,970

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	3,500,000	3,485,440

New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,555,950

New York State Dormitory Authority
State University Education Facilities, Series A	5.500	05-15-19	1,000,000	1,158,550

Port Authority of New York & New Jersey
144th Construction Project	5.000	10-01-29	3,500,000	3,639,125

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	8,700,000	8,037,930

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,000,000	1,984,880

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	6,025,000	6,203,099

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07-15-39	2,000,000	2,612,020

Ohio 0.96%				4,353,583

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	4,325,000	3,282,243

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,071,340

Oklahoma 0.90%				4,101,080

Grand River Dam Authority, Series A	5.250	06-01-40	2,000,000	2,049,000

Tulsa Municipal Airport Trust, Series A AMT (P)	7.750	06-01-35	2,000,000	2,052,080

16	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Oregon 1.54%				$6,960,584

Clackamas County School District No. 12,
Series B (Zero Coupon steps up to 5.000%
on 6-15-11) (D)	Zero	06-15-28	$5,630,000	5,881,605

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,078,979

Pennsylvania 2.96%				13,430,950

Allegheny County Hospital
Development Authority
West Penn Health Systems, Series A	5.000	11-15-28	3,500,000	2,712,570

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	906,720

Carbon County Industrial
Development Authority
Panther Creek Partners Project AMT	6.700	05-01-12	600,000	598,332

Luzerne County Industrial Development
Authority, Amern Water Company	5.500	12-01-39	1,000,000	1,004,040

Pennsylvania Turnpike Commission, Series C	Zero	12-01-38	4,000,000	761,440

Philadelphia Authority for Industrial
Development, Commerical
Development AMT	7.750	12-01-17	3,250,000	3,252,048

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,195,800

Puerto Rico 4.45%				20,173,764

Commonwealth of Puerto Rico
Income Tax Revenue (D)(P)	11.104	07-01-11	4,900,000	4,937,436

Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)	6.000	07-01-11	200,000	200,972

Puerto Rico Aqueduct & Sewer Authority
Water Revenue (D)(P)	11.227	07-01-11	3,300,000	3,332,076

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	2,500,000	2,354,500

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	3,235,800

Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero Coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	4,000,000	3,256,920

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08-01-41	3,000,000	2,856,060

Rhode Island 0.18%				$801,159

Town of Tiverton, Mount Hope Bay Village,
Series A	6.875	05-01-22	850,000	801,159

South Carolina 3.96%				17,935,167

Richland County, International Paper
Company AMT	6.100	04-01-23	3,325,000	3,349,007

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,401,520

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,184,640

South Dakota 1.09%				4,932,450

Educational Enhancement Funding Corp.,
Series B	6.500	06-01-32	5,000,000	4,932,450

See notes to financial statements	Annual report | Tax-Free Bond Fund	17

		Maturity
Rate (%)		date	Par value	Value
Texas 8.73%				$39,566,520

Bexar County Health Facilities Development
Corp., Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	$1,000,000	1,069,680

Brazos River Authority
TXU Energy Company, Series A AMT	8.250	10-01-30	2,000,000	821,800

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,497,268

Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	5,000,000	5,278,250

Harris County
Highway Revenue Tolls, Series C	5.000	08-15-49	5,000,000	5,023,350

Houston Independent School District Public
Financing Corp., Cesar Chavez Project,
Series A (D)	Zero	09-15-16	900,000	777,159

Lower Colorado River Authority	5.625	05-15-39	4,000,000	4,125,280

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	4,939,550

Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,000,000	1,012,830

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,321,208

North Texas Tollway Authority, Series A	6.000	01-01-25	2,500,000	2,718,925

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	5,981,220

Utah 0.12%				567,110

Salt Lake City, IHC Hospital, Inc., Escrowed to
Maturity, Series A	8.125	05-15-15	500,000	567,110

Washington 0.42%				1,906,395

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,906,395

Wyoming 0.90%				4,091,660

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,120,060

Sweetwater County, FMC Corp. Project AMT	5.600	12-01-35	1,000,000	971,600

Other 0.71%				3,221,190

Charter MAC Equity Issuer Trust,
Series A–4-1 (S)	5.750	05-15-15	3,000,000	3,221,190

			Par value	Value
Short-Term Investments 0.65%				$2,931,000

(Cost $2,931,000)

Repurchase Agreement 0.65%				2,931,000

Repurchase Agreement with State Street Corp. dated 5-31-11 at
0.010% to be repurchased at $2,931,001 on 6-1-11, collateralized by $2,265,000 Federal Home Loan Mortgage Corp., 6.750% due
3-15-31 (valued at $2,995,463, including interest)			$2,931,000	2,931,000

Total investments (Cost $420,410,212)† 98.71%				$447,476,105

Other assets and liabilities, net 1.29%				$5,859,947

Total net assets 100.00%				$453,336,052

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

18	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Ambac Financial Group, Inc.	3.78%
Assured Guaranty Corp.	1.44%
Assured Guaranty Municipal Corp.	1.75%
CIFG Holding Ltd.	0.48%
Commonwealth Gtd.	0.72%
Financial Guaranty Insurance Corp.	1.24%
National Public Finance Guarantee Corp.	11.51%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $417,452,178. Net unrealized appreciation aggregated $30,023,927, of which $37,370,799 related to appreciated investment securities and $7,346,872 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 5-31-11:

General Obligation Bonds	6%
Revenue Bonds
Transportation	20%
Utilities	16%
Health Care	7%
Water & Sewer	7%
Tobacco	6%
Development	6%
Airport	5%
Education	5%
Pollution	4%
Facilities	1%
Other Revenue	15%
Short-Term Investments & Other	2%

See notes to financial statements	Annual report | Tax-Free Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $420,410,212)	$447,476,105
Cash	174
Receivable for fund shares sold	322,976
Interest receivable	6,653,894
Other receivables and prepaid expenses	71,530

Total assets	454,524,679

Liabilities

Payable for fund shares repurchased	573,223
Distributions payable	421,472
Payable to affiliates
Accounting and legal services fees	5,733
Transfer agent fees	26,079
Distribution and service fees	30,574
Trustees’ fees	45,949
Other liabilities and accrued expenses	85,597

Total liabilities	1,188,627

Net assets

Capital paid-in	$444,242,378
Undistributed net investment income	1,077,828
Accumulated net realized loss on investments	(19,050,047)
Net unrealized appreciation (depreciation) on investments	27,065,893

Net assets	$453,336,052

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($410,504,701 ÷ 42,299,652 shares)	$9.70
Class B ($6,715,217 ÷ 691,958 shares)[1]	$9.70
Class C ($36,116,134 ÷ 3,721,823 shares)[1]	$9.70

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.16

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	Tax-Free Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$26,226,254

Expenses

Investment management fees (Note 4)	2,622,523
Distribution and service fees (Note 4)	1,554,743
Accounting and legal services fees (Note 4)	68,523
Transfer agent fees (Note 4)	349,672
Trustees’ fees (Note 4)	41,839
State registration fees	70,699
Printing and postage	36,449
Professional fees	65,393
Custodian fees	71,787
Registration and filing fees	20,677
Other	23,283

Total expenses	4,925,588

Net investment income	21,300,666

Realized and unrealized gain (loss)

Net realized loss on investments	(3,371,671)
Change in net unrealized appreciation (depreciation) of investments	(11,228,996)

Net realized and unrealized loss	(14,600,667)

Increase in net assets from operations	$6,699,999

See notes to financial statements	Annual report | Tax-Free Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$21,300,666	$21,591,591
Net realized gain (loss)	(3,371,671)	3,917,641
Change in net unrealized appreciation (depreciation)	(11,228,996)	16,829,443

Increase in net assets resulting from operations	6,699,999	42,338,675

Distributions to shareholders
From net investment income
Class A	(19,411,609)	(19,877,142)
Class B	(313,857)	(395,884)
Class C	(1,506,294)	(1,253,985)

Total distributions	(21,231,760)	(21,527,011)

From Fund share transactions (Note 5)	(19,153,135)	16,263,207

Total increase (decrease)	(33,684,896)	37,074,871

Net assets

Beginning of year	487,020,948	449,946,077

End of year	$453,336,052	$487,020,948

Undistributed net investment income	$1,077,828	$1,537,256

22	Tax-Free Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Net investment income[2]	0.44	0.45	0.35	0.45	0.45	0.47
Net realized and unrealized gain (loss)
on investments	(0.27)	0.44	(0.30)	(0.13)	(0.29)	(0.18)
Total from investment operations	0.17	0.89	0.05	0.32	0.16	0.29
Less distributions
From net investment income	(0.44)	(0.45)	(0.34)	(0.45)	(0.45)	(0.46)
Net asset value, end of year	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Total return (%)[3]	1.79	9.56[5]	0.66[4]	3.25[5]	1.55[5]	2.87[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$411	$440	$411	$417	$434	$459
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.98	1.02[6,7]	0.96	0.95	0.96
Interest and fees[8]	—	—	—	0.06	0.08	—
Expenses net of fee waivers	0.96	0.98	1.02[6,7]	1.02	1.03	0.96
Net investment income	4.54	4.64	5.05[6]	4.53	4.45	4.54
Portfolio turnover (%)	20	28	36	36	40	54

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Annual report | Tax-Free Bond Fund	23

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Net investment income[2]	0.37	0.38	0.29	0.38	0.38	0.39
Net realized and unrealized gain (loss)
on investments	(0.27)	0.44	(0.29)	(0.14)	(0.30)	(0.18)
Total from investment operations	0.10	0.82	—	0.24	0.08	0.21
Less distributions
From net investment income	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)
Net asset value, end of year	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Total return (%)[3]	1.04	8.74[5]	0.10[4]	2.47[5]	0.80[5]	2.10[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$7	$10	$11	$13	$16	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.74	1.77[6,7]	1.71	1.70	1.71
Interest and fees[8]	—	—	—	0.06	0.08	—
Expenses net of fee waivers	1.71	1.73	1.77[6,7]	1.77	1.78	1.71
Net investment income	3.78	3.89	4.29[6]	3.77	3.69	3.79
Portfolio turnover (%)	20	28	36	36	40	54

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of year	$9.97	$9.53	$9.82	$9.95	$10.24	$10.41
Net investment income[2]	0.37	0.38	0.29	0.38	0.37	0.39
Net realized and unrealized gain (loss)
on investments	(0.27)	0.44	(0.29)	(0.14)	(0.29)	(0.18)
Total from investment operations	0.10	0.82	—	0.24	0.08	0.21
Less distributions
From net investment income	(0.37)	(0.38)	(0.29)	(0.37)	(0.37)	(0.38)
Net asset value, end of year	$9.70	$9.97	$9.53	$9.82	$9.95	$10.24
Total return (%)[3]	1.04	8.74[5]	0.10[4]	2.47[5]	0.80[5]	2.10[5]

Ratios and supplemental data

Net assets, end of year (in millions)	$36	$38	$27	$13	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71	1.73	1.77[6,7]	1.71	1.70	1.71
Interest and fees[8]	—	—	—	0.06	0.08	—
Expenses net of fee waivers	1.71	1.73	1.77[6,7]	1.77	1.78	1.71
Net investment income	3.78	3.88	4.31[6]	3.78	3.70	3.79
Portfolio turnover (%)	20	28	36	36	40	54

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt from federal income tax as consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as

Annual report | Tax-Free Bond Fund	25

determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent

26	Tax-Free Bond Fund | Annual report

fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,677,353 available to offset future net realized capital gains as of May 31, 2011. Net capital losses of $3,056,172, that are a result of security transactions occurring after October 31, 2010, are treated as occurring on June 1, 2011, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of May 31, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2015	2016	2017	2018	2019

$6,837,618	$257,214	$209,653	$5,383,181	$3,499,079	$490,608

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 were as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$35,893	$163,912
Exempt Interest	$21,195,867	$21,363,099

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $1,531,485 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities, distributions payable and straddle loss deferrals.

Annual report | Tax-Free Bond Fund	27

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.450% of the next $2,000,000,000 and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $469,945 for the year ended May 31, 2011. Of this amount, $59,480 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $330,014 was paid as sales commissions to broker-dealers and $80,451 was paid as sales

28	Tax-Free Bond Fund | Annual report

commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $17,810 and $12,804 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended May 31, 2011, were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,071,630	$314,306
Class B	83,497	6,159
Class C	399,616	29,207
Total	$1,554,743	$349,672

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees respectively, in the accompanying Statement of Assets and Liabilities.

Annual report | Tax-Free Bond Fund	29

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2011 and May 31, 2010 were as follows:

	Year ended 5-31-11		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,057,513	$39,893,917	4,875,194	$47,637,868
Distributions reinvested	1,464,515	14,304,570	1,476,034	14,482,920
Repurchased	(7,329,786)	(70,678,683)	(5,376,670)	(52,612,017)

Net increase (decrease)	(1,807,758)	($16,480,196)	974,558	$9,508,771

Class B shares

Sold	160,206	$1,584,707	249,689	$2,435,087
Distributions reinvested	21,135	206,637	25,681	251,664
Repurchased	(448,184)	(4,336,862)	(515,860)	(5,007,125)

Net decrease	(266,843)	($2,545,518)	(240,490)	($2,320,374)

Class C shares

Sold	1,448,783	$14,303,287	1,691,925	$16,571,159
Distributions reinvested	93,740	914,321	60,632	596,260
Repurchased	(1,606,411)	(15,345,029)	(828,104)	(8,092,609)

Net increase (decrease)	(63,888)	($127,421)	924,453	$9,074,810

Net increase (decrease)	(2,138,489)	($19,153,135)	1,658,521	$16,263,207

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $96,265,755 and $119,562,976, respectively, for the year ended May 31, 2011. These amounts include sales of variable rate demand notes, which amounted to $550,000.

30	Tax-Free Bond Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Series Trust and
Shareholders of John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2011

Annual report | Tax-Free Bond Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2011.

The Fund designates 99.83% of dividends from net investment income as exempt-interest dividends.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

32	Tax-Free Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Tax-Free Bond Fund	33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

34	Tax-Free Bond Fund | Annual report

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | Tax-Free Bond Fund	35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

36	Tax-Free Bond Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Tax-Free Bond Fund	37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	5200A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Annual Report
5.31.11

A look at performance

Total returns for the period ended May 31, 2011

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11

Class A	–2.90	2.34	3.90	–2.90	12.25	46.67	4.33

Class B	–3.94	2.17	3.77	–3.94	11.35	44.75	3.79

Class C	–0.06	2.51	3.61	–0.06	13.19	42.57	3.78

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C
Net/Gross (%)	1.01	1.76	1.76

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	High Yield Municipal Bond Fund | Annual report

	Class B	Class C

Start date	5-31-01	5-31-01

NAV	$14,475	$14,257

POP	$14,475	$14,257

Index	$16,324	$16,324

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | High Yield Municipal Bond Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management
(formerly MFC Global Investment Management (U.S.), LLC)1

The 12-month period ended May 31, 2011 was a volatile one for the municipal bond market, but municipal bonds nonetheless posted positive results. Most of the volatility occurred in late 2010 and early 2011 amid a supply and demand imbalance. Supply surged as municipalities rushed to issue bonds under the expiring Build America Bonds program, while demand evaporated as investors expressed renewed concerns about municipal credit quality in the face of persistent budget deficits and expected reductions in federal funding for states and municipalities. State and local governments employed a variety of strategies over the past year to solve their budgetary problems, and the results were mixed. Nonetheless, municipal credit quality remained resilient, in part because state tax revenues exceeded expectations as the economic environment improved over the last nine months of the period.

For the year ended May 31, 2011, John Hancock High Yield Municipal Bond Fund’s Class A shares posted a total return of 1.67% at net asset value. By comparison, Morningstar’s high-yield muni fund category produced an average return of 1.68%, while the Fund’s benchmark, the Barclays Capital Municipal Bond Index, returned 3.18%. The benchmark index represents a broad measure of the municipal bond market, so individual open-end municipal bond funds will not always reflect all the movement in the broader index and therefore their performance will not always align with the benchmark. The Fund tends to be more conservatively positioned than many of its peers, with a greater focus on higher-quality municipal bonds. As a result, the Fund typically outperforms during market downturns, but during the heavy municipal market sell-off in late 2010 and early 2011, the Fund was hit just as hard as many of its peers with higher risk profiles. This caused it to lag its broader benchmark index as well. However, the Fund outperformed during the market rebound late in the period. Bonds financing projects for major corporations were popular with crossover buyers, and the Fund’s meaningful exposure to corporate-related securities helped it. On the downside, several individual holdings detracted from results, including bonds issued by a community development district in Florida, bonds secured by payments under the Tobacco Master Settlement Agreement and pollution control revenue bonds. All struggled with disappointing revenues that made it more difficult to service their debt.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified. The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Investments focused in one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,007.10	$5.00

Class B	1,000.00	1,003.40	8.74

Class C	1,000.00	1,003.40	8.74

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,019.90	$5.04

Class B	1,000.00	1,016.20	8.80

Class C	1,000.00	1,016.20	8.80

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.75% and 1.75% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (19.0% of Net Assets on 5-31-11)[1]

Atlanta Water & Waste Water Revenue, 5.000%, 11-1-19	4.2%

Foothill Eastern Transportation Corridor Agency, Zero, 1-1-18	2.8%

Port Authority of New York & New Jersey, 6.000%, 12-1-42	1.8%

New York Liberty Development Corp., 5.250%, 10-1-35	1.7%

Golden State Tobacco Securitization Corp., Series A-1, 4.500%, 6-1-27	1.7%

Texas Municipal Gas Acquisition & Supply Corp., 6.250%, 12-15-26	1.5%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25	1.4%

Pennsylvania Turnpike Commission, Zero, 12-1-38	1.4%

Buckeye Ohio Tobacco Settlement Financing Authority, 5.875%, 6-1-30	1.3%

North Texas Tollway Authority, 6.250%, 1-1-39	1.2%

Sector Composition[2,3]

General Obligation Bonds	2%	Tobacco	6%

Revenue Bonds		Water & Sewer	6%

Development	20%	Airport	6%

Pollution	11%	Education	3%

Transportation	11%	Facilities	1%

Health Care	11%	Other Revenue	14%

Utilities	7%	Short-Term Investments & Other	2%

Quality Composition[2,4]

AAA	4%

AA	7%

A	29%

BBB	33%

BB	7%

B	5%

CCC & Below	2%

Not Rated	11%

Short-Term Investments & Other	2%

1 As a percentage of net assets on 5-31-11. Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 5-31-11.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | High Yield Municipal Bond Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.76%				$246,402,021

(Cost $234,464,906)

Alabama 2.39%				6,025,616

Birmingham Special Care Facilities
Financing Authority
Childrens Hospital	6.125	06-01-34	$2,000,000	2,066,956

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	1,884,020

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,074,640

Arizona 2.48%				6,254,860

Maricopa County Industrial
Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,051,660

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,214,760

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	988,440

California 8.27%				20,840,548

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,043,890

California Statewide Communities
Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10-01-38	1,000,000	1,010,880

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01-15-36	4,000,000	593,680

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A	Zero	01-01-18	7,950,000	6,928,505

Golden State Tobacco Securitization Corp.,
Series A-1	4.500	06-01-27	5,405,000	4,151,310

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	1,623,210

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	1,500,000	1,687,275

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	2,245,000	2,338,998

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,462,800

12	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Colorado 2.91%				$7,345,283

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01-01-34	$750,000	788,378

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01-01-26	1,000,000	920,670

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	2,636,475

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	3,000,000	2,999,760

Connecticut 0.61%				1,535,640

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,500,000	1,535,640

Delaware 0.40%				999,900

County of Sussex De	6.000	10-01-40	1,000,000	999,900

District of Columbia 1.41%				3,542,424

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series A	Zero	10-01-37	4,000,000	641,920

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B	Zero	10-01-39	4,600,000	638,894

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero Coupon
Steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	3,000,000	2,261,610

Florida 7.45%				18,772,469

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	888,838

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,445,000	1,332,724

Capital Projects Finance Authority
College & University Revenue, Series G	9.125	10-01-11	755,000	659,485

Capital Trust Agency
Seminole Tribe Convention, Prerefunded to
10-1-12, Series A (S)	8.950	10-01-33	1,000,000	1,131,740

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	977,570

Heritage Harbour North Community
Development District	6.375	05-01-38	1,245,000	1,009,882

Live Oak Community Development District
No: 1, Series A	6.300	05-01-34	1,000,000	1,012,220

Miami Beach Health Facilities Authority
Mt. Sinai Medical Center, Series A	6.125	11-15-11	200,000	201,414

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	1,713,680

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.250	05-01-34	1,000,000	845,880

Orlando Urban Community
Development District
Electric Light & Power Improvements	6.000	05-01-20	550,000	502,013

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Florida (continued)

Pensacola Airport Revenue AMT	6.000	10-01-28	$2,000,000	$2,087,680

Poinciana Community Development District
Sewer Improvements, Series A	7.125	05-01-31	1,160,000	1,144,746

South Kendall Community Development
District, Series A	5.900	05-01-35	915,000	846,686

Tolomato Community Development District	6.650	05-01-40	1,000,000	601,110

Tolomato Community Development District
No: 8	6.450	05-01-23	1,000,000	651,410

Village Community Development District	6.375	05-01-38	865,000	875,778

Village Community Development District No 8	6.125	05-01-39	1,000,000	968,150

Village Community Development District No: 5,
Series A	6.500	05-01-33	1,290,000	1,321,463

Georgia 7.29%				18,386,066

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,426,800

Atlanta Water & Waste Water Revenue (D)	5.000	11-01-19	10,000,000	10,587,200

Atlanta Water & Waste Water Revenue,
Series A	6.000	11-01-28	1,000,000	1,085,850

Clayton County Development Authority
Delta Air Lines AMT	9.000	06-01-35	1,000,000	1,073,770

Gainesville & Hall County Development
Authority ACTS Retirement-Life
Communities, Inc., Series A-2	6.625	11-15-39	1,100,000	1,127,456

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,475,190

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,609,800

Guam 0.82%				2,057,900

Guam Government, Series A	7.000	11-15-39	2,000,000	2,057,900

Hawaii 0.43%				1,090,660

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,090,660

Illinois 3.70%				9,320,076

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,011,820

Illinois Development Finance Authority,
Series C1 (P)	5.950	08-15-26	1,000,000	995,540

Illinois Finance Authority
Navistar International Recover Facility	6.500	10-15-40	2,100,000	2,151,576

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,155,180

Railsplitter Tobacco Settlement Authority	6.000	06-01-28	2,000,000	2,005,960

Indiana 0.74%				1,877,010

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,256,763

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	211,671

14	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Indiana (continued)

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	$475,000	$408,576

Iowa 0.48%				1,204,386

Altoona Urban Renewal Tax Increment Revenue	6.000	06-01-34	1,000,000	1,028,140

Iowa Finance Authority Care Initiatives Project,
Prerefunded to 7-11-11	9.250	07-01-25	170,000	176,246

Kansas 1.01%				2,547,585

Wyandotte County-Kansas City
Unified Government
Sales Tax Revenue, Series B	Zero	06-01-21	4,500,000	2,547,585

Kentucky 1.20%				3,019,760

Kentucky Economic Development
Finance Authority
Owensboro Medical Health System	6.500	03-01-45	2,000,000	1,983,520

Owen County Kentucky Waterworks
System Revenue
Amern Water Company Project, Series A	6.250	06-01-39	1,000,000	1,036,240

Louisiana 2.99%				7,529,540

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,083,820

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,048,920

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,500,000	2,396,800

Maryland 1.31%				3,312,390

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	980,790

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,331,600

Massachusetts 2.80%				7,069,106

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	1,000,000	950,980

Massachusetts Development Finance Agency
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,700,000	1,700,816

Massachusetts Health & Educational
Facilities Authority Civic Investments,
Prerefunded to 12-15-12 Series B	9.200	12-15-31	2,500,000	2,873,975

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,543,335

Michigan 0.44%				1,107,280

Michigan Strategic Fund Ltd.
Dow Chemical Company, Series A-1 AMT (P)	6.750	12-01-28	1,000,000	1,107,280

Minnesota 0.75%				1,895,910

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	954,860

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	941,050

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Mississippi 0.39%				$991,380

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	$1,000,000	991,380

Missouri 0.33%				832,640

St. Louis Airport Revenue
Lambert St. Louis International Airport	6.625	07-01-34	800,000	832,640

Nevada 0.33%				830,640

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	830,640

New Hampshire 1.01%				2,533,720

New Hampshire Business Finance Authority
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,498,770

New Hampshire Business Finance Authority,
Series A AMT (P)	6.875	12-01-29	1,000,000	1,034,950

New Jersey 3.96%				9,975,322

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.625	09-15-12	2,460,000	2,482,140

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	6.250	09-15-29	1,300,000	1,203,904

New Jersey Health Care Facilities Financing
Authority St. Peter’s University Hospital,
Series A	6.875	07-01-30	1,000,000	999,960

New Jersey State Educational Facilities
Authority University of Medical and Dentistry	7.500	12-01-32	1,000,000	1,122,550

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,113,500

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,640,000	3,053,268

New York 9.08%				22,887,641

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	2,500,000	2,528,650

Chautauqua County Industrial Development
Agency Dunkirk Power Project	5.875	04-01-42	1,350,000	1,278,018

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	2,500,000	2,673,575

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,584,843

New York City Industrial Development Agency
7 World Trade Center, Series A	6.250	03-01-15	1,500,000	1,506,030

New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08-01-16	2,000,000	2,038,900

New York Liberty Development Corp.	5.625	07-15-47	2,100,000	2,106,258

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	4,250,000	4,232,320

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	555,000	512,765

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	4,426,282

North Carolina 0.47%				1,171,890

North Carolina Eastern Municipal Power
Agency Electric, Power & Light Revenues,
Series C	6.750	01-01-24	1,000,000	1,171,890

16	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Ohio 4.35%				$10,972,488

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	$4,500,000	3,282,435

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	2,865,000	2,174,249

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,110,559

Hickory Chase Community Authority
Hickory Chase Project	7.000	12-01-38	1,000,000	651,250

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series A (P)	5.750	06-01-33	1,500,000	1,682,655

Ohio Air Quality Development Authority
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11-01-32	1,000,000	1,071,340

Oklahoma 0.92%				2,313,961

Tulsa Municipal Airport Trust
American Airlines Project	6.250	06-01-20	1,375,000	1,287,921

Tulsa Municipal Airport Trust, Series A AMT (P)	7.750	06-01-35	1,000,000	1,026,040

Oregon 0.62%				1,555,383

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,083,883

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	471,500

Pennsylvania 5.94%				14,974,105

Allegheny County Hospital
Development Authority
West Penn Health Systems, Series A	5.000	11-15-28	1,000,000	775,020

Allegheny County Industrial
Development Authority
Environmental Improvements	6.875	05-01-30	1,000,000	1,040,490

Allegheny County Industrial
Development Authority
Environmental Improvements	5.500	11-01-16	1,000,000	1,011,650

Pennsylvania Economic Development
Financing Authority
Allegheny Energy Supply Company	7.000	07-15-39	2,500,000	2,614,525

Pennsylvania Economic Development
Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,022,570

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero
Coupon Steps up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	3,523,750

Pennsylvania Turnpike Commission, Series C	Zero	12-01-38	4,000,000	761,440

Pennsylvania Turnpike Commission,
Series C-2 (Zero Coupon Steps up to 5.350%
on 12-1-15)	Zero	12-01-30	3,000,000	2,311,020

Philadelphia Gas Waterworks Revenue	5.250	08-01-40	2,000,000	1,913,640

Puerto Rico 5.56%				14,003,725

Commonwealth of Puerto Rico, Series B	6.500	07-01-37	2,000,000	2,099,720

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A (Zero Coupon steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,500,000	1,604,205

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07-01-38	$1,000,000	$1,001,370

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,169,550

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	3,000,000	2,825,400

Puerto Rico Electric Power Authority,
Series WW	5.500	07-01-38	1,000,000	986,090

Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,442,690

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A	Zero	08-01-33	5,000,000	1,182,850

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)	Zero	08-01-41	5,000,000	691,850

Rhode Island 0.18%				447,843

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	165,000	165,081

Town of Tiverton Mount Hope Bay Village,
Series A	6.875	05-01-22	300,000	282,762

South Carolina 0.13%				319,712

Lancaster County Edenmoor Improvement
District, Series A (H)	5.750	12-01-37	970,000	319,712

Tennessee 1.84%				4,649,569

Johnson City Health & Educational Facilities
Mountain States Health Alliance, Prerefunded
to 7-1-12, Series A	7.500	07-01-33	1,000,000	1,090,050

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	3,559,519

Texas 9.95%				25,086,350

Bexar County Health Facilities Development
Corp. Army Retirement Residence Project,
Prerefunded to 7-1-12	6.300	07-01-32	150,000	160,452

Brazos River Authority
TXU Energy Company, Series A AMT	7.700	04-01-33	2,500,000	1,002,150

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,113,986

Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,508,325

Harris County Health Facilities Development
Corp. Memorial Hermann Healthcare,
Series B	7.250	12-01-35	1,000,000	1,100,570

Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11-01-40	2,910,000	2,613,326

Mission Economic Development Corp.
Allied Waste, Inc. Project, Series A AMT	5.200	04-01-18	1,500,000	1,519,245

Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	1,050,787

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	02-01-23	2,000,000	2,066,340

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,107,730

18	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Texas (continued)

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	$1,150,000	$1,148,379

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,021,910

Tarrant County Cultural Education Facilities
Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	1,963,300

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	3,500,000	3,715,180

Travis County Health Facilities Development
Corp. Westminster Manor	7.000	11-01-30	1,000,000	994,670

Virgin Islands 0.41%				1,044,780

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,044,780

Virginia 0.88%				2,227,340

Washington County Industrial Development
Authority Mountain States Health Alliance,
Series C	7.750	07-01-38	2,000,000	2,227,340

Washington 0.41%				1,039,320

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,039,320

Wisconsin 0.30%				753,383

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	753,383

Wyoming 0.39%				971,600

Sweetwater County
FMC Corp. Project AMT	5.600	12-01-35	1,000,000	971,600

Other 0.43%				1,084,820

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,084,820

Short-Term Investments 1.28%				$3,230,000

(Cost $3,230,000)

			Shares	Value
Repurchase Agreement 1.28%				$3,230,000

Repurchase Agreement with State Street Corp. dated 5-31-11 at
0.010% to be repurchased at $3,230,001 on 6-1-11, collateralized by
$2,495,000 Federal Home Loan Mortgage Corp., 6.750% due 3-15-31
(valued at $3,299,638, including interest)			3,230,000	3,230,000

Total investments (Cost $237,694,906)† 99.04%				$249,632,021

Other assets and liabilities, net 0.96%				$2,414,675

Total net assets 100.00%				$252,046,696

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	19

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	0.91%
Assured Guaranty Municipal Corp.	4.24%
CIFG Holding Ltd.	1.32%
National Public Finance Guarantee Corp.	1.81%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $235,944,553. Net unrealized appreciation aggregated $13,687,468, of which $18,765,594 related to appreciated investment securities and $5,078,126 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-11:

General Obligation Bonds	2%
Revenue Bonds
Development	20%
Pollution	11%
Transportation	11%
Health Care	11%
Utilities	7%
Tobacco	6%
Water & Sewer	6%
Airport	6%
Education	3%
Facilities	1%
Other Revenue	14%
Short-Term Investments & Other	2%

20	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $237,694,906)	$249,632,021
Cash	808
Receivable for fund shares sold	391,588
Interest receivable	3,916,916
Other receivables and prepaid expenses	41,507

Total assets	253,982,840

Liabilities

Payable for investments purchased	1,026,250
Payable for fund shares repurchased	493,328
Distributions payable	278,005
Payable to affiliates
Accounting and legal services fees	3,045
Transfer agent fees	14,468
Distribution and service fees	43,198
Trustees’ fees	12,080
Other liabilities and accrued expenses	65,770

Total liabilities	1,936,144

Net assets

Capital paid-in	$255,939,777
Undistributed net investment income	107,830
Accumulated net realized loss on investments	(15,938,026)
Net unrealized appreciation (depreciation) on investments	11,937,115

Net assets	$252,046,696

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($192,209,097 ÷ 24,570,630 shares)	$7.82
Class B ($8,436,343 ÷ 1,078,430 shares)[1]	$7.82
Class C ($51,401,256 ÷ 6,571,030 shares)[1]	$7.82

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$8.19

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$16,576,900

Expenses

Investment management fees (Note 4)	1,531,191
Distribution and service fees (Note 4)	1,191,634
Accounting and legal services fees (Note 4)	39,875
Transfer agent fees (Note 4)	213,954
Trustees’ fees (Note 4)	22,644
State registration fees	84,635
Printing and postage	26,622
Professional fees	58,982
Custodian fees	46,023
Registration and filing fees	18,795
Other	17,967

Total expenses	3,252,322

Net investment income	13,324,578

Realized and unrealized gain (loss)

Net realized loss on investments	(3,309,833)
Change in net unrealized appreciation (depreciation) of investments	(7,947,390)

Net realized and unrealized loss	(11,257,223)

Increase in net assets from operations	$2,067,355

22	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$13,324,578	$11,680,528
Net realized loss	(3,309,833)	(1,080,009)
Change in net unrealized appreciation (depreciation)	(7,947,390)	19,405,158

Increase in net assets resulting from operations	2,067,355	30,005,677

Distributions to shareholders
From net investment income
Class A	(10,156,114)	(8,780,331)
Class B	(353,093)	(374,291)
Class C	(2,320,973)	(2,067,677)

Total distributions	(12,830,180)	(11,222,299)

From Fund share transactions (Note 5)	(12,515,311)	74,636,115

Total increase (decrease)	(23,278,136)	93,419,493

Net assets

Beginning of year	275,324,832	181,905,339

End of year	$252,046,696	$275,324,832

Undistributed net investment income	$107,830	$17,698

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	23

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Net investment income[2]	0.39	0.40	0.32	0.41	0.41	0.42
Net realized and unrealized gain (loss)
on investments	(0.26)	0.63	(0.58)	(0.34)	(0.35)	0.05
Total from investment operations	0.13	1.03	(0.26)	0.07	0.06	0.47
Less distributions
From net investment income	(0.38)	(0.39)	(0.30)	(0.41)	(0.41)	(0.41)
Net asset value, end of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Total return (%)[3]	1.67	14.15[4]	(3.04)[5]	0.81[4]	0.60[4]	5.61[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$192	$207	$139	$94	$71	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.01	1.15[6,7]	1.09	1.13	1.09
Interest and fees[8]	—	—	—	0.16	0.20	—
Expenses net of fee waivers	0.99	1.00	1.15[6,7]	1.25	1.33	1.09
Net investment income	4.97	5.16	6.07[6]	4.85	4.77	4.71
Portfolio turnover (%)	32	14	49	75	63	52

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

24	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Net investment income[2]	0.33	0.35	0.28	0.35	0.35	0.36
Net realized and unrealized gain (loss)
on investments	(0.26)	0.62	(0.58)	(0.34)	(0.36)	0.04
Total from investment operations	0.07	0.97	(0.30)	0.01	(0.01)	0.40
Less distributions
From net investment income	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)
Net asset value, end of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Total return (%)[3]	0.91	13.29[4]	(3.59)[5]	0.06[4]	(0.15)[4]	4.83[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$9	$8	$8	$11	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.76	1.90[6,7]	1.84	1.88	1.84
Interest and fees[8]	—	—	—	0.16	0.20	—
Expenses net of fee waivers	1.74	1.75	1.90[6,7]	2.00	2.08	1.84
Net investment income	4.22	4.42	5.34[6]	4.09	4.05	4.11
Portfolio turnover (%)	32	14	49	75	63	52

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09[1]	8-31-08	8-31-07	8-31-06

Per share operating performance

Net asset value, beginning of period	$8.07	$7.43	$7.99	$8.33	$8.68	$8.62
Net investment income[2]	0.33	0.34	0.28	0.34	0.34	0.35
Net realized and unrealized gain (loss)
on investments	(0.26)	0.63	(0.58)	(0.33)	(0.35)	0.05
Total from investment operations	0.07	0.97	(0.30)	0.01	(0.01)	0.40
Less distributions
From net investment income	(0.32)	(0.33)	(0.26)	(0.35)	(0.34)	(0.34)
Net asset value, end of period	$7.82	$8.07	$7.43	$7.99	$8.33	$8.68
Total return (%)[3]	0.91	13.30[4]	(3.59)[5]	0.06[4]	(0.15)[4]	4.83[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$51	$59	$35	$23	$9	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.76	1.90[6,7]	1.84	1.88	1.84
Interest and fees[8]	—	—	—	0.16	0.20	—
Expenses net of fee waivers	1.74	1.75	1.90[6,7]	2.00	2.08	1.84
Net investment income	4.22	4.40	5.29[6]	4.11	4.02	4.09
Portfolio turnover (%)	32	14	49	75	63	52

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	25

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2011, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio

26	High Yield Municipal Bond Fund | Annual report

securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual report | High Yield Municipal Bond Fund	27

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $14,340,958 available to offset future net realized capital gains as of May 31, 2011. Net capital losses of $3,309,984, that are the result of security transactions occurring after October 31, 2010, are treated as occurring on June 1, 2011, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of May, 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2013	2014	2015	2016	2017	2018	2019

$2,816,241	$1,681,342	$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 was as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$71,666	$13,775
Exempt Interest	$12,758,514	$11,208,524

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $393,555 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

28	High Yield Municipal Bond Fund | Annual report

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities and distributions payable.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.5000% of the next $1,850,000,000, (d) 0.4800% of the next $2,000,000,000 and (e) 0.4500% of the Fund’s average daily net asset value in excess of $4,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011, were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Annual report | High Yield Municipal Bond Fund	29

Effective August 1, 2011, the Distributor has contractually agreed to limit the distribution and service fees on Class A, Class B and Class C shares to 0.15%, 0.90% and 0.90% of the average daily net assets of Class A, Class B and Class C shares, respectively, until at least September 30, 2012.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $508,239 for the year ended May 31, 2011. Of this amount, $65,026 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $440,689 was paid as sales commissions to broker-dealers and $2,524 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $11,115 and $13,990 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended May 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$529,833	$162,925
Class B	87,271	6,873
Class C	574,530	44,156
Total	$1,191,634	$213,954

30	High Yield Municipal Bond Fund | Annual report

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2011 and May 31, 2010 were as follows:

	Year ended 5-31-11		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	9,266,196	$74,232,523	12,585,622	$98,015,504
Distributions reinvested	885,361	7,004,226	732,919	5,751,558
Repurchased	(11,232,803)	(87,971,154)	(6,329,377)	(49,430,949)

Net increase (decrease)	(1,081,246)	($6,734,405)	6,989,164	$54,336,113

Class B shares

Sold	242,173	$1,945,330	325,326	$2,522,582
Distributions reinvested	24,493	193,500	24,432	191,244
Repurchased	(308,439)	(2,437,028)	(330,214)	(2,581,992)

Net increase (decrease)	(41,773)	($298,198)	19,544	$131,834

Class C shares

Sold	1,821,167	$14,599,981	3,662,614	$28,417,457
Distributions reinvested	184,772	1,461,553	153,298	1,205,134
Repurchased	(2,764,291)	(21,544,242)	(1,206,543)	(9,454,423)

Net increase (decrease)	(758,352)	($5,482,708)	2,609,369	$20,168,168

Net increase (decrease)	(1,881,371)	($12,515,311)	9,618,077	$74,636,115

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $86,302,397 and $101,152,139, respectively, for the year ended May 31, 2011. These amounts include sales of variable rate demand notes, which amounted to $300,000.

Annual report | High Yield Municipal Bond Fund	31

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and
Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2011

32	High Yield Municipal Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2011.

The Fund designates 94.45% dividends from net investment income as exempt-interest dividends.

For specific information on exception provisions in your state, consult your local state tax office or your tax adviser. Shareholders will be mailed a 2011 Form 1099-DIV in January 2012. This will reflect the total of all distributions that are taxable for calendar year 2011.

Annual report | High Yield Municipal Bond Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

34	High Yield Municipal Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | High Yield Municipal Bond Fund	35

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

36	High Yield Municipal Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

Annual report | High Yield Municipal Bond Fund	37

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38	High Yield Municipal Bond Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	5900A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $55,899 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $27,666 and John Hancock Tax-Free Bond Fund - $28,233) and $54,994 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $27,219 and John Hancock Tax-Free Bond Fund - $27,775). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related services fees amounted to $694 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $347 and John Hancock Tax-Free Bond Fund - $347) and $2,368 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $1,184 and John Hancock Tax-Free Bond Fund - $1,184) for the fiscal year ended May 31, 2010 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,625 for the fiscal year ended May 31, 2011 ( allocated as follows: John Hancock High Yield Municipal Bond Fund -$2,350 and John Hancock Tax-Free Bond Fund - $2,275) and $4,491 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $2,282 and John Hancock Tax-Free Bond Fund - $2,209). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

All other fees amounted to $364 for the fiscal year ended May 31, 2011 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $182 and John Hancock Tax-Free Bond Fund -$182) and $150 for the fiscal year ended May 31, 2010 (allocated as follows: John Hancock High Yield Municipal Bond Fund - $75 and John Hancock Tax-Free Bond Fund - $75) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,913,769 for the fiscal year ended May 31, 2011 and $5,215,698 for the fiscal year ended May 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	July 21, 2011